CONSOLIDATED BALANCE SHEETS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets
Cash (note 2)	$ 85,497,679	521,270,799	610,692,645
Restricted cash (2012: note 14 (i), (ii); 2013: note 14 (vi), (vii))	6,895,417	42,040,667	75,000,000
Available-for-sale securities (note 4)	2,752,853	16,783,869
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil, as of December 31, 2012 and 2013, respectively (note 5)	58,794,382	358,463,468	302,779,899
Inventories (note 6)	57,932,084	353,206,120	138,280,880
Advance to suppliers (note 7)	45,309,097	276,245,034	67,828,505
Other receivables (note 8)	9,596,707	58,510,165	34,880,868
Prepaid expenses	619,000	3,773,980	6,039,816
Deferred income tax assets (note 17)	40,793	248,712
Total current assets	267,438,012	1,630,542,814	1,235,502,613
Property, plant and equipment, net (note 9)	187,590,846	1,143,722,628	1,047,934,015
Land use rights, net (note 10)	22,789,328	138,944,251	56,432,887
Intangible assets, net (note 11)	1,582,570	9,648,771	13,475,014
Long-term deferred expenses (note 15)	1,754,615	10,697,712
Other non-current assets (note 12)			89,648,135
Total assets	481,155,371	2,933,556,176	2,442,992,664
Current liabilities
Trade accounts payable	4,801,166	29,272,232	12,605,132
Accrued expenses and other payables (note 13)	17,480,045	106,574,084	63,942,736
Income taxes payable	1,495,720	9,119,258	6,661,771
Short-term borrowings (note 14)	101,723,827	620,200,000	842,200,000
Current portion of long-term borrowings (note 14)	3,936,427	24,000,000
Total current liabilities	129,437,185	789,165,574	925,409,639
Long-term borrowings (note 14)	7,872,853	48,000,000
Bonds payable (note 15)	82,008,890	500,000,000
Total liabilities	219,318,928	1,337,165,574	925,409,639
Commitments and contingencies (note 18)
Shareholders' equity
Ordinary share-par value of RMB 0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2012 and 2013, respectively	25,725	175,596	175,596
Additional paid-in capital	76,782,002	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	20,724,635	126,356,029	118,401,996
Retained earnings-unappropriated	164,496,931	1,002,921,340	931,347,064
Accumulated other comprehensive loss	(192,850)	(1,194,550)	(473,818)
Total shareholders' equity	261,836,443	1,596,390,602	1,517,583,025
Total liabilities and shareholders' equity	$ 481,155,371	2,933,556,176	2,442,992,664